Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Amortization of debt discount	$ (119,000)	$ (87,000)
Share based payments	(290,000)	(28,000)
Net operating lass carryforwards	(366,000)	(294,000)
Total deferred Tax assets	(775,000)	(409,000)
Less valuation allowance	775,000	409,000
Net deferred tax asset recorded